Employee Benefit Plan	12 Months Ended
Dec. 31, 2011
Employee Benefit Plan [Abstract]
Employee Benefit Plan

12.  EMPLOYEE BENEFIT PLAN

The Company has a 401(k) plan ("Plan") for all eligible employees, as defined by the Plan. The Company provides a matching contribution equal to 100% of the first 5% of each participant's eligible compensation deferred. The Company recorded $37,619 and $33,928 in operating expenses for the cost of providing benefits under the Plan for the years ended December 31, 2011 and 2010, respectively.